CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 1,450.1	$ 1,352.7
Right of use assets	650.4	699.1
Goodwill	417.8	403.2
Other intangible assets	696.7	674.0
Deferred income tax assets	76.1	73.3
Derivative financial instrument assets	32.4	29.4
Trade and other receivables	131.4	121.0
Non-current assets	3,454.9	3,352.7
Current assets
Inventories	44.3	30.6
Income tax receivable	2.5	2.3
Trade and other receivables	285.4	313.4
Cash and cash equivalents	629.0	578.0
Current assets	961.2	924.3
TOTAL ASSETS	4,416.1	4,277.0
Non-current liabilities
Trade and other payables	6.0	5.2
Borrowings	3,167.5	3,219.2
Lease liabilities	490.8	470.5
Provisions for other liabilities and charges	82.7	83.8
Deferred income tax liabilities	98.0	100.5
Non-current liabilities	3,845.0	3,879.2
Current liabilities
Trade and other payables	398.3	422.5
Provisions for other liabilities and charges	0.2	0.2
Derivative financial instrument liabilities	10.2	10.2
Income tax payable	47.7	49.9
Borrowings	215.1	128.7
Lease liabilities	84.0	82.1
Current liabilities	755.5	693.6
Total liabilities	4,600.5	4,572.8
EQUITY
Stated capital	5,418.4	5,403.1
Accumulated losses	(6,892.3)	(6,925.4)
Other reserves	1,121.6	1,067.7
Equity attributable to owners of the Company	(352.3)	(454.6)
Non-controlling interests	167.9	158.8
Total equity	(184.4)	(295.8)
Total equity and liabilities	$ 4,416.1	$ 4,277.0